Long-Term Debt - Schedule of Future Payments on Bonds (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 28,147	$ 59,808
Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	587,292	609,049
Year one [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	37,376	29,458
Year two [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 549,916	29,676
Year three [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 549,915